S000005594 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Morningstar Foreign Large Blend Category (reflects net performance of funds in this group)
Prospectus [Line Items]
Average Annual Return, Percent	30.11%	7.95%	7.67%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	30.21%	5.90%	5.48%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.01%	5.79%	5.18%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.50%	4.85%	4.50%